Investment Risks	May 04, 2026
Unlimited HFND Multi-Strategy Return Tracker ETF
Prospectus [Line Items]
Risk [Text Block]
●	The “Non-Diversification Risk” in the “Principal Investment Risks” section on page 65 is hereby deleted.